Leases (Tables)	9 Months Ended
Sep. 30, 2025
Presentation of leases for lessee [abstract]
Summary of Timing of Future Cash Payments of Lease Liabilities based on Contractual Undiscounted Cash Flows

The table below summarizes the timing of future cash payments of the Group’s lease liabilities based on contractual undiscounted cash flows as of September 30, 2025:

September 30, 2025
(in USD and thousands)
3 months or less	$10,325
4 to 12 months	33,584
1 to 5 years	153,823
Over 5 years	226,396
Total	$424,128